EQUIPMENT, NET	12 Months Ended
Dec. 31, 2011
EQUIPMENT, NET
EQUIPMENT, NET

10.                               EQUIPMENT, NET

	As of December 31,
	2010	2011

Computer equipment and application software	$21,985	$41,329
Furniture and vehicles	429	779
Leasehold improvements	1,428	2,360

	23,842	44,468
Less: Accumulated depreciation and amortization	(12,535)	(22,167)

	$11,307	$22,301

Depreciation and amortization expenses charged to the statements of operations for the years ended December 31, 2009, 2010 and 2011 were $4,228, $5,589 and $7,829, respectively.